Leases - Summary of Equipment on Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Equipment on operating leases	$ 2,295	$ 2,442
Accumulated depreciation	(492)	(464)
Net equipment on operating leases	$ 1,803	$ 1,978